7. Share-based payments (Details 8) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	34,045,467	20,726,707	19,114,765
Granted	5,500,000	14,392,309	10,466,539
Outstanding, Ending	35,816,303	34,045,467	20,726,707
Exercisable, Ending	35,816,303	34,045,467
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.30	$ 0.49	$ 0.56
Granted	0.07	0.12	0.35
Outstanding, Ending	0.23	0.30	$ 0.49
Exercisable, Ending	$ 0.23	$ 0.3
Weighted-average Remaining Life (Years)
Outstanding	2 years 2 months 12 days	2 years 3 months 18 days
Exercisable	2 years 2 months 12 days	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, Beginning	$ 345,591
Outstanding, Ending	222,496	$ 345,591
Exercisable, Ending	$ 222,496	$ 345,591
Nonemployee Common stock warrants - Service and performance conditions [Member]
Number of Warrants
Outstanding, Beginning	3,000,000	3,000,000
Granted			3,000,000
Outstanding, Ending		3,000,000	3,000,000
Exercisable, Ending		1,000,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 1.20	$ 1.20
Granted			$ 1.20
Outstanding, Ending		1.20	$ 1.20
Exercisable, Ending		$ 1.60
Weighted-average Remaining Life (Years)
Outstanding		8 months 12 days
Exercisable		1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending